Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Veredus [Member]	Jan. 13, 2014 Subsequent Event [Member] Veredus [Member]	Dec. 31, 2012 Wireless Segment (Other) [Member]	Dec. 31, 2013 Embedded Processing Solutions (EPS) [Member]	Dec. 31, 2012 Embedded Processing Solutions (EPS) [Member]	Dec. 31, 2013 Others [Member]	Dec. 31, 2012 Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net		$ 1,024	$ 986			$ 922	$ 1,018	$ 980	$ 6	$ 6
Impairment loss of goodwill	38	38	922				38	922
Impairment loss of intangible assets	18	18
Equity investments, Ownership percentage				67.00%
Re-classification to AHFS		$ 10		$ 10
Sale of equity interest, percentage					50.00%